Financial risk management (Tables)	12 Months Ended
Apr. 30, 2026
Financial Risk Management
Schedule of maximum exposure to credit risk by credit risk rating categories

The table below details the credit quality of the Group’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

April 30, 2026	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount	Net carrying amount
			SGD	SGD	SGD	USD
Trade receivables	II Note 1	Lifetime ECL (Simplified)	2,581,516	(28,467)	2,553,049	2,004,277
Contract assets	II Note 1	Lifetime ECL (Simplified)	5,859,977	(46,348)	5,813,629	4,564,004
Other receivables (excluded prepayments)	III Note 2	Lifetime ECL (Simplified)	353,700	-	353,700	277,673
Loans to third parties	II Note 2	12-month ECL	1,884,941	-	1,884,941	1,479,778
Cash and cash equivalents	I Note 3	12-month ECL	1,139,870	-	1,139,870	894,858
				(74,815)

April 30, 2025	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount	Net carrying amount
			SGD	SGD	SGD	USD
Trade receivables	II Note 1	Lifetime ECL (Simplified)	996,732	(49,855)	946,877	743,348
Contract assets	II Note 1	Lifetime ECL (Simplified)	4,210,736	(18,117)	4,192,619	3,291,426
Other receivables (excluded prepayments)	III Note 2	Lifetime ECL (Simplified)	741,461	(398,607)	342,854	269,158
Cash and cash equivalents	I Note 3	12-month ECL	759,891	-	759,891	596,554
				(466,579)

Schedule of credit risk profile of trade receivables on their past due status in terms

April 30, 2026	Trade receivables and contract assets	ECL	Trade receivables and contract assets, net	Trade receivables and contract assets, net
	SGD	SGD	SGD	USD
Not past due	6,896,697	(54,296)	6,842,401	5,371,644
< 30 days	1,530,906	(11,862)	1,519,044	1,192,529
31 days to 60 days	5,401	(168)	5,233	4,108
61 days to 90 days	-	-	-	-
91 days to 120 days	-	-	-	-
>120 days	8,489	(8,489)	-	-
	8,441,493	(74,815)	8,366,678	6,568,281

April 30, 2025	Trade receivables and contract assets	ECL	Trade receivables and contract assets, net	Trade receivables and contract assets, net
	SGD	SGD	SGD	USD
Not past due	4,392,285	(20,538)	4,371,747	3,432,051
< 30 days	715,879	(10,902)	704,977	553,444
31 days to 60 days	36,483	(989)	35,494	27,865
61 days to 90 days	47,718	(20,440)	27,278	21,415
91 days to 120 days	-	-	-	-
>120 days	15,103	(15,103)	-	-
	5,207,468	(67,972)	5,139,496	4,034,775

Schedule of financial instruments by remaining contractual maturities

The table below summarizes the maturity profile of the Group’s financial liabilities at the end of reporting year based on contractual undiscounted repayments obligations:

	Carrying value	Contractual cash flows	Within 1 year	Within 2 to 5 years	After 5 years
	SGD	SGD	SGD	SGD	SGD
April 30, 2026
Trade and other payables (excluded GST payables)	4,622,427	4,622,427	4,622,427	-	-
Borrowings	2,034,177	2,355,357	563,268	1,117,192	674,897
Total	6,656,604	6,977,784	5,185,695	1,117,192	674,897

April 30, 2025
Trade and other payables (excluded GST payables)	5,248,011	5,248,011	5,248,011	-	-
Borrowings	2,336,864	2,764,287	614,056	1,408,360	741,871
Total	7,584,875	8,012,298	5,862,067	1,408,360	741,871

Schedule of exposure to foreign currency risk

At the end of each reporting year, the Group’s exposure to foreign currency risk is as follows:

	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD
Financial assets
Financial assets at fair value through profit or loss	440,888	450,603	353,747
Loans to third parties	-	1,884,941	1,479,778
Cash and cash equivalents	3,397	419,091	329,008
	444,285	2,754,635	2,162,533
Financial liabilities
Borrowings	347,400	322,280	253,007
	347,400	322,280	253,007
Net exposure	96,885	2,432,355	1,909,526

Schedule of increase/(decrease) profit or loss that all other variables remain constant

A 1% (2025: 1%) strengthening/weakening of Singapore Dollar against the foreign currency denominated balances as at the end of the reporting year would increase/(decrease) profit or loss by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or loss
	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD
USD against SGD
- Strengthened	969	24,324	19,095
- Weakened	(969)	(24,324)	(19,095)